(11) OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets
OTHER ASSETS
	Current		Noncurrent
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Advances - FUNCESP	3,929	7,851	6,797	6,797
Advances to suppliers	4,031	31,981	-	-
Pledges, funds and restricted deposits	77,442	159,291	524,461	621,489
Orders in progress	142,708	158,707	6,844	5,062
Services rendered to third parties	9,281	8,530	-	-
Energy pre-purchase agreements	-	-	25,390	26,260
Prepaid expenses	172,155	80,600	6,367	20,043
GSF Insurance Premium	13,701	19,629	5,782	17,359
Receivables - CDE	183,710	242,906	-	-
Advances to employees	22,287	19,658	-	-
Contract asset of transmission	23,535	-	226,117	-
Others	186,923	200,724	125,681	143,183
(-) Allowance for doubtful accounts (note 6)	(28,698)	(29,379)	-	-
Total	811,005	900,498	927,440	840,192

Pledges, funds and restricted deposits: guarantees offered for transactions conducted in the CCEE and short-term investments required by the subsidiaries’ loans agreements.

Orders in progress: encompass costs and revenues related to ongoing decommissioning or disposal of intangible assets and the service costs related to expenditure on projects in progress under the Energy Efficiency (“PEE”) and Research and Development (“P&D”) programs. Upon the closing of the respective projects, the balances are amortized against the respective liability recognized in Other Payables (note 22).

Energy pre-purchase agreements: refer to prepayments made by subsidiaries, which will be settled with energy to be supplied in the future.

GSF Insurance Premium: refers to the GSF premium paid in advance by the subsidiaries Ceran, CPFL Jaguari Geração (Paulista Lajeado) and CPFL Renováveis, related to the transfer of the hydrological risks to the Centralizing Account for Tariff Flag Resources (“CCRBT”), amortized as other operating expenses on a straight-line basis.

Receivables – CDE: refer to: (i) low income subsidies totaling R$ 12,536 (R$15,930 as of December 31, 2017). (ii) other tariff discounts granted to consumers amounting to R$ 170,858 (R$224,936 as of December 31, 2017) and (iii) tariff discounts – judicial injunctions totaling R$ 317 (R$ 2,039 as of December 31, 2017).

In 2018 the subsidiaries matched the receivables relating to CDE to the payables relating to the Energy Development Account (CDE) (note 22) amounting to R$2,875 authorized by Order No. 1,576/2016.

Contract asset of transmission companies: refers to the right to receive the “Permitted Annual Revenue – RAP” to be received over the concession period as well as the indemnity at the end of the concession of the transmission subsidiaries (note 3.2 – transmission companies).